Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Offering price (in dollars per share)	$ 15.30	$ 10.00
Proceeds from stock conversion and offering		$ 8,990,000
Number of shares issued to FSB Community		1.0884
Common stock, shares outstanding	1,934,853	1,941,688
Loan servicing rights	$ 132,427,000	$ 118,565,000
Proceeds from MSR	892,000	804,000
Capitalization of MSR	131,000	268,000
Amortization of MSR	43,000	$ 25,000
Residential mortgage loan for foreclosure	$ 37,000
Corporate federal income tax rat	34.00%	34.00%
Reduction in the corporate federal income tax rate	21.00%
Fairport Savings Bank
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued	1,034,649
Offering price (in dollars per share)	$ 10.00
Proceeds from stock conversion and offering	$ 10,300,000
Conversion related expenses	1,400,000
Net proceeds from stock offering	$ 8,900,000